Document and Entity Information	Nov. 11, 2019
Document Type	8-K
Document Period End Date	Nov. 11, 2019
Entity Registrant Name	QURATE RETAIL, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-33982
Entity Tax Identification Number	84-1288730
Entity Address, Address Line One	12300 Liberty Blvd.
Entity Address, City or Town	Englewood
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80112
City Area Code	(720)
Local Phone Number	875-5300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001355096
Amendment Flag	false
Common Class A
Title of 12(g) Security	Series A common stock
Trading Symbol	QRTEA
Security Exchange Name	NASDAQ
Common Class B
Title of 12(g) Security	Series B common stock
Trading Symbol	QRTEB
Security Exchange Name	NASDAQ